Schedule of amount due from related party (Details) - Jun. 30, 2023	USD ($)	SGD ($)
IfrsStatementLineItems [Line Items]
Total	$ 8,783,276	$ 11,877,624
Directors [member]
IfrsStatementLineItems [Line Items]
Total	976,453	1,320,457
Others Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total	$ 7,806,823	$ 10,557,167